Capital and reserves - Ordinary shares (Details) - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Capital and reserves
Outstanding ordinary shares at 1 January	50,352,047	50,317,860	50,000,000
Effect of treasury shares held	(95,188)	(283,673)
Effect of shares issued during the year		317,860	317,860
Outstanding ordinary shares at 31 December	50,256,859	50,352,047	50,317,860
Weighted average number of shares for the year ended 31 December	50,263,821	50,499,021	50,206,696